Components Of Long-Term Debt (Parenthetical) (Detail) - 6.25% Senior Notes Due August 15, 2017	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior notes, maturity year	Aug. 15, 2017	Aug. 15, 2017
Interest rate of the debt instruments	6.25%	6.25%